Borrowings and Debentures (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [Abstract]
Details of borrowings
(1)	Details of borrowings are as follows (Unit: Korean Won in millions):

	December 31, 2017
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from The BOK	The BOK	0.5 ~ 0.8	1,404,087
Borrowings from government funds	Small Enterprise And Market Service and others	0.0 ~ 2.9	1,723,340
Others	The Korea Development Bank and others	0.0 ~ 3.2	3,957,421

Sub-total			7,084,848

Borrowings in foreign currencies:
Borrowings in foreign currencies	The Export-Import Bank of Korea and others	0.0 ~ 6.8	6,996,551
Offshore borrowings in foreign currencies	Commonwealth Bank	1.8	28,285

Sub-total			7,024,836

Bills sold	Others	0.0 ~ 1.2	36,953
Call money	Bank and others	1.5 ~ 2.7	635,061
Bonds sold under repurchase agreements	Other financial institutions	0.6 ~ 12.7	3,173
Present value discount			(165)

Total			14,784,706

	December 31, 2018
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from The BOK	The BOK	0.5 ~ 0.8	1,335,459
Borrowings from government funds	Small Enterprise And Market Service and others	0.0 ~ 3.5	1,771,379
Others	The Korea Development Bank and others	0.0 ~ 4.0	4,716,231

Sub-total			7,823,069

Borrowings in foreign currencies:
Borrowings in foreign currencies	The Export-Import Bank of Korea and others	0.0 ~ 7.5	7,308,857
Offshore borrowings in foreign currencies	JPMORGAN CHASE BANK	2.9	33,543

Sub-total			7,342,400

Bills sold	Others	0.0 ~ 1.8	19,336
Call money	Bank and others	0.0 ~ 7.3	975,358
Bonds sold under repurchase agreements	Other financial institutions	0.8 ~ 12.7	42,907
Present value discount			(84)

Total			16,202,986

Schedule of debentures [Table Text Block]
(2)	Details of debentures are as follows (Unit: Korean Won in millions):

	December 31, 2017		December 31, 2018
	Interest rate (%)	Amount	Interest rate (%)	Amount
Face value of bond(*):
Ordinary bonds	1.5 ~ 5.8	22,468,908	1.6 ~ 4.5	22,432,183
Subordinated bonds	3.4 ~ 12.6	4,781,301	3.0 ~ 12.6	5,358,838
Other bonds	1.6 ~ 17.0	649,615	1.9 ~ 17.0	974,230

Sub-total		27,899,824		28,765,251

Discounts on bonds		(30,173)		(29,389)

Total		27,869,651		28,735,862

(*)

Includes debentures under fair value hedge amounting to 3,089,751 million Won and 2,956,565 million Won as of December 31, 2017 and 2018, respectively. Also, debentures under cash flow hedge amounting to 694,548 million Won and 823,219 million Won are included as of December 31, 2017 and 2018, respectively.